ACCOUNTS RECEIVABLE, NET	12 Months Ended
Dec. 31, 2021
ACCOUNTS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, NET

NOTE 10 - ACCOUNTS RECEIVABLE, NET

	12/31/2021					12/31/2020
	Accounts	Up to 90 days	More than 90 days	Renegotiated
	due	past due	past due	credits	Total	Total
Current
Energy Provisioning/Supply (a)	2,365,930	118,645	286,721	22,685	2,793,981	3,317,936
Short Term Electric Power - CCEE (b)	220,541	76,671	1,950	—	299,162	1,872,261
Use of the Electric Network (c)	795,792	30,302	34,892	—	860,986	844,587
Connection/Availability for Transmission System	386,248	13,197	111,927	—	511,372	757,967
PROINFA	524,939	—	—	—	524,939	336,692
Renegotiated credits	22,739	28,438	—	582,574	633,751	112,212
(-) ECL (d)	(122,676)	(24,948)	(263,613)	(117,978)	(529,215)	(1,269,998)
	4,193,513	242,305	171,877	487,281	5,094,976	5,971,657
Non-current
Energy Provisioning/Supply (a)	—	—	9,548	1,825,119	1,834,667	2,129,202
Short Term Electric Power - CCEE (b)	—	—	293,560	—	293,560	293,560
Use of the Electric Network (c)	—	—	4,348	—	4,348	4,348
(-) ECL (d)	—	—	(307,456)	(832,039)	(1,139,495)	(1,365,211)
	—	—	—	993,080	993,080	1,061,899

Total Customers	4,193,513	242,305	171,877	1,480,361	6,088,056	7,033,556

(a)	Energy Provisioning/Supply

Credits receivable are from the sale of energy in the (ACR) and the - ACL.

In July 2021, the subsidiary Eletronorte executed the Debt Instrument (ICD), which aims to renegotiate the debt of Amazonas Energia S.A. with Eletronorte related to the invoices of the Operation and Maintenance (O&M), and Power from the contracts of the Independent Power Producers (PIEs), located at the capital Manaus that expired between November 2020 and July 2021. The agreed value was R$ 808,750, with the conditions for negotiation being: a waiting period of 12 months of interest and principal with maturity on June 30, 2022, an amortization period of 60 months, Interbank Deposit Certificate CDI rate + 2.75% per year, with a commitment in guarantee, of the receipt of estimated credits of Over contracting and Short-term Market in approximate values of R$ 73,000 and R$ 80,000, respectively, that may be received by Amazonas Energia S.A. and also with an equivalent guarantee to one installment of the debit instrument. The amount receivable related to the ICD with Amazonas Energia S.A. as of December 31, 2021 corresponds to R$ 1,713,807.

(b)Short - term Electric Power (CCEE)

Credits receivable arose from the settlement of the differences between the amounts of electricity contracted and the amounts of generation or consumption verified and attributed to the respective agents of the CCEE.

In August 2021, the subsidiary Chesf made the payment for CCEE of R$ 1,419,935, which was composed of a debit of R$ 1,824,795 less a credit of R$ 404,860 due to the GSF. Additionally, there was a definitive write-off in the amount of R$ 790,126, due to the result of the analysis of the situation of long-term overdue credits.

(c)Use of the Electric Network

Credits receivable arose from the use of the transmission network by users connected to the network.

(d)ECL

The subsidiaries establish and maintain provisions based on the analysis of amounts of accounts receivable past due and due, analyzing the history of losses and the Company’s expectation in relation to expected losses on credits, the amount of which is considered by Management as sufficient to cover any expected losses on the realization of these assets to mature.

The changes in the provision for the years ended December 31, 2021, 2020 and 2019 are as follows:

Opening balance	2,635,209	1,928,072	1,701,729
(+) Constitution	619,232	994,167	290,736
(-) Reversals	(738,732)	(189,302)	(22,801)
(-) Write-off	(855,403)	(97,728)	(41,592)
Transfers	8,404	—	—
Final balance on December 31, 2021, 2020 and 2019	1,668,710	2,635,209	1,928,072

In May 2021, the subsidiary Eletronorte signed the Debt Renegotiation Agreement (ARD) with the Companhia de Eletricidade do Amapá (CEA), aiming for the novation of CEA’s debt with Eletronorte to: (i) enable the receipts of credits for Eletronorte in view of CEA’s current economic circumstances; and (ii) assist to enable the procurement process of the electric energy distribution concession, as regulated by Law No. 12,783/2013, by Decree No. 9,192/2017, and by the conditions approved by Interministerial Ordinance No. 2, from March 8, 2021, issued in conjunction with the Brazilian Ministry of Mines and Energy and Ministry of Economy. One of the efficacy conditions referred to in the ARD was the privatization of CEA, which occurred in June 2021, as established by Law No. 14,120/2021.

The distributor Roraima Energia S.A., before being privatized, held renegotiated and unpaid debts with Eletronorte in the value of R$540,583, which were the object of the instrument of debt recognition and installment plan executed in February 2019. During the grace period, the debtor continued to pay interest on the principal, without any delay being verified. At the end of this period, the payment of interest installments plus amortization started, and no default has been observed to date.

As a result of the renegotiations mentioned above, the Company recorded reversal in the provisions in the amount of R$738,730.

In December 2021, Eletronorte changed the risk of the client Amazonas Energia considering their recent default in relation to overdue and unpaid debts and recognized an additional provision of R$ 450,223. The total provision as allowance for the estimated credit loss of Amazonas Energia as of December 31, 2021 is R$ 916,353.

The subsidiary Chesf registered a write-off of receivables in the amount of R$ 790,126 for tax purposes, which was already fully impaired for accounting purposes, according to the result of the analysis of their situation of long-term expired credits carried out by an external law firm. This registry will not affect the development of the procedures related to the pending judicial collection and did not have an impact on the results.

The constitution, reversal and write-off of the provision was recorded in the income statement for the year as operating expenses (see note 40.1).

Accounting Policy

Accounts receivable from customers are accounted for on an accrual basis and are initially recognized at the value of the operation and subsequently measured at amortized cost less the allowance for the ECL.

The Company adopted the simplified approach for the calculation of ECL as mentioned in note 5.6.

The assessment of ECL is carried out based on two criteria, and measured by the higher of the two, as follow:

●	Individual analysis by client and length of the relationship:

Clients with more than two years of relationship: Aging list individualized by client; in other words, the history of billings versus receipts considering a window of two years as the percentage of default applied to this client’s total receivable accounts;

Clients with between one or two years of relationship: Aging list individualized by client; in other words, the history of billings versus receipts considering a scenario of relationship (between one and two years) as the percentage of default applied to this client’s total balance of receivable accounts; and

Clients with less than one year of relationship: Average aging list of the full portfolio of clients. History of billings for the whole portfolio versus full receipts considering a window of two years as the percentage of default applied to the client’s new balance.

●	Analysis by expired invoice:

For expired invoices within 90 to 119 days, provision is made of 50% of the invoice; for expired invoices within 120 to 179 days, an addition of 25% on the provision; and expired after more than 180 days, with an additional of 25% provision is made, adding up to a total 100% of the invoice and the provisioning of other invoices, independent from the expiring date. In relation to the renegotiated credits, the Company makes provision of 100% of the client’s balance in case of any renegotiated invoice expiring and the reversal of the balance occurs after compliance with three consecutive invoices.

Based on the evaluation of estimated loss of compliant clients, accounts receivable are normally settled in a period of up to 45 days, which is why the book values represent substantially the fair values on the accounting closing dates. As a result, this group of clients does not have a significant or relevant default index to justify the provisioning of individual risk.

The amounts are written off from the provision and recognized as a definitive loss when there is no longer an expectation of recovering funds.

Renegotiated credits are recalculated based on renegotiated cash flows, discounted at the original effective interest rate of the contracts or at revised interest rates. Differences between original credits and recalculated credits are recognized in profit or loss.